UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - Capital Research and ManagementSM]

Endowments

Investments for nonproﬁt institutions

Semi-annual report for the six months ended January 31, 2008

EndowmentsSM is managed by Capital Research and Management Company,SM which also manages the 30 American Funds.® American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Figures shown are past results and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/endowments.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2007 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Growth and Income Portfolio
Average annual total return	—	12.21%	8.25%
Cumulative total return	8.79%	77.91%	120.84%

Bond Portfolio
Average annual total return	—	4.69%	5.59%
Cumulative total return	2.12%	25.73%	72.32%

The total annual fund operating expense ratios for Growth and Income Portfolio and Bond Portfolio were 0.69% and 0.76%, respectively, as of the most recent fiscal year-end. These figures do not reflect any fee waivers currently in effect; therefore, the actual expense ratios are lower.

The funds’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 and 23 for details.

The return of principal in the Bond Portfolio is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bonds owned by the fund.

Dear shareholders:

We are pleased to report to you at the midpoint of our 2008 fiscal year.

Growth and Income Portfolio

For the six months ended January 31, 2008, the value of an investment in the Growth and Income Portfolio had a total return of –1.4%.* Over the same period, the unmanaged Standard & Poor’s 500 Composite Index returned –4.3% and the Lipper Growth and Income Funds Index returned –5.0%.

Equity markets were under pressure in the first half of the fiscal year, reflecting problems in the credit markets, a slowing economy and concerns about inflation. The price of oil rose from $78 to $92 a barrel, food prices climbed sharply and the dollar weakened. These factors produced a 4.1% rise in the Consumer Price Index for calendar year 2007, as well as the highest rate of inflation in 17 years.

This combination of rising inflation and an economic slowdown poses a considerable dilemma for the Federal Reserve. After some mixed signals, the Fed attempted to combat the problem by cutting rates substantially. During the six months of the period, the Fed brought the federal funds rate from 5.25% to its current level of 3.0%.

As noted above, the fund’s return was slightly negative for the period. However, its results were substantially better than those of the broad market averages. This difference can be attributed primarily to two factors. First, the fund’s holdings in the information technology sector fared considerably better than did those in the S&P 500. Second, the fund had a lower weighting in the financial sector than did the S&P 500. Financial stocks were very weak during the period, reflecting ongoing concerns over credit quality.

As we look to the remainder of the year, it seems clear that we are in the early stages of a significant slowing in the economy. It remains to be seen how severe this downturn will be. While the Fed has responded, the credit and housing issues seem unlikely to dissipate in the near future. Further, as we have noted in previous reports, corporate profit margins have been abnormally high the past few years, and corporate earnings are likely to come under considerable pressure. Reacting to those concerns, the S&P 500 declined about 11% at the end of the period from its October high.

At the end of the six months, the portfolio was 90% in equities, a slight increase from the 88% with which we began the period.

* All percentage gain/loss figures used throughout this letter include reinvestment of distributions.

Bond Portfolio

For the six months ended January 31, 2008, the Bond Portfolio provided a total return of 2.9%, which includes a decline of one cent in the share price. Over the same period, the unmanaged Lehman Brothers Aggregate Bond Index returned 6.8%, while the Lipper Corporate Debt A-Rated Bond Funds Average posted a 4.5% return.

The higher return of the Lehman index — a measure of the broader investment-grade market — was mainly a result of its heavier weighting in Treasuries. During the period, a flight to quality resulted in extraordinary gains for the Treasury sector. Consistent with its long-term strategy, the fund continued to draw upon its research capabilities and favor corporate and structured credits, which offer higher yields and, over time, have delivered higher total returns.

During the six-month period, investor concerns regarding the economy and the contagion effects of subprime mortgages created a wary mood in the bond market. This led to rising risk premiums for nongovernment bonds. Segments of the bond market directly and indirectly exposed to problem mortgages suffered steep declines. These included a wide variety of structured bonds and some corporate financial issuers.

In this environment, the Bond Portfolio benefited from its Treasury and federal agency holdings, which accounted for about 23% of portfolio assets. However, the fund’s exposure to corporate financial issuers (about 25% of assets) and privately originated mortgage-backed securities (about 15% of assets) generally proved a drag on results. We continue to invest solely in investment-grade bonds.

Overall, the mix of securities changed only slightly since our last report. Portfolio counselors took advantage of our credit research abilities and the market’s volatility to add selectively to financial holdings during the period. This helped lift the fund’s weighting in corporate holdings to 42.9% of assets from 38.6%. A breakdown of the mix of securities in the portfolio as of January 31, 2008, can be found on page 8.

Going forward, economic concerns are likely to keep a lid on interest rates over the near term. Ongoing mortgage-related difficulties may also continue to create pockets of volatility. As always, we rely on our comprehensive research efforts and approach all our investments with a long-term outlook on all our holdings.

We look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Robert G. O’Donnell	/s/ John H. Smet
Robert G. O’Donnell	John H. Smet
Vice Chairman of the Board	President
and Principal Executive Officer

February 28, 2008

Bond Portfolio’s 30-day yield as of February 29, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 5.27% (5.22% without the fee waiver).

For current information about the fund, visit americanfunds.com/endowments.

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Growth and Income Portfolio, January 31, 2008                                                                                   unaudited

[begin pie chart]
Industry sector diversification	Percent of net assets
Information technology	19.39%
Consumer staples	15.68
Health care	12.22
Financials	11.45
Industrials	9.20
Other industries	22.05
Short-term securities & other assets less liabilities	10.01
[end pie chart]

Common stocks - 89.99%	Shares	Market value	Percent of net assets

Information technology - 19.39%
Microsoft Corp.	135,000	$4,401,000	3.78%
Nokia Corp. (ADR)	105,000	3,879,750	3.33
Oracle Corp. (1)	145,000	2,979,750	2.56
International Business Machines Corp.	20,000	2,146,800	1.84
Cisco Systems, Inc. (1)	76,000	1,862,000	1.60
Intel Corp.	64,000	1,356,800	1.17
QUALCOMM Inc.	30,000	1,272,600	1.09
Google Inc., Class A (1)	1,700	959,310	.83
Hewlett-Packard Co.	15,000	656,250	.56
Other securities		3,065,160	2.63
		22,579,420	19.39

Consumer staples - 15.68%
Wal-Mart Stores, Inc.	75,000	3,816,000	3.28
Altria Group, Inc.	46,500	3,525,630	3.03
Walgreen Co.	69,000	2,422,590	2.08
PepsiCo, Inc.	32,000	2,182,080	1.87
Bunge Ltd.	14,000	1,658,580	1.42
L'Oréal SA (2)	9,000	1,111,581	.96
Coca-Cola Co.	17,000	1,005,890	.86
Other securities		2,537,290	2.18
		18,259,641	15.68

Health care - 12.22%
Novo Nordisk A/S, Class B (2)	27,000	1,694,791	1.46
Eli Lilly and Co.	30,000	1,545,600	1.33
Pfizer Inc	62,000	1,450,180	1.24
Roche Holding AG (2)	8,000	1,445,819	1.24
UnitedHealth Group Inc. (1)	25,000	1,271,000	1.09
Johnson & Johnson	20,000	1,265,200	1.09
Medtronic, Inc.	25,000	1,164,250	1.00
Merck & Co., Inc.	25,000	1,157,000	.99
Becton, Dickinson and Co.	11,000	951,830	.82
Other securities		2,284,330	1.96
		14,230,000	12.22

Financials - 11.45%
Berkshire Hathaway Inc., Class A (1)	20	2,720,000	2.34
Wells Fargo & Co.	60,000	2,040,600	1.75
Fannie Mae	38,500	1,303,610	1.12
American International Group, Inc.	21,000	1,158,360	.99
Wachovia Corp.	28,000	1,090,040	.94
Bank of America Corp.	22,000	975,700	.84
Other securities		4,043,410	3.47
		13,331,720	11.45

Industrials - 9.20%
General Electric Co.	76,000	2,691,160	2.31
FedEx Corp.	17,000	1,589,160	1.36
United Parcel Service, Inc., Class B	20,000	1,463,200	1.26
Caterpillar Inc.	20,000	1,422,800	1.22
Northrop Grumman Corp.	15,000	1,190,400	1.02
Lockheed Martin Corp.	10,000	1,079,200	.93
Other securities		1,281,300	1.10
		10,717,220	9.20

Consumer discretionary - 8.41%
Target Corp.	35,000	1,945,300	1.67
Time Warner Inc.	94,000	1,479,560	1.27
Lowe's Companies, Inc.	54,000	1,427,760	1.23
Other securities		4,935,108	4.24
		9,787,728	8.41

Energy - 8.22%
Exxon Mobil Corp.	44,000	3,801,600	3.26
Chevron Corp.	22,000	1,859,000	1.60
ConocoPhillips	23,000	1,847,360	1.59
Schlumberger Ltd.	20,000	1,509,200	1.30
Other securities		553,200	.47
		9,570,360	8.22

Telecommunication services - 2.08%
Verizon Communications Inc.	25,000	971,000	.84
Other securities		1,447,681	1.24
		2,418,681	2.08

Materials - 2.05%
Air Products and Chemicals, Inc.	13,000	1,170,260	1.01
Other securities		1,211,950	1.04
		2,382,210	2.05

Miscellaneous - 1.29%
Other common stocks in initial period of acquisition		1,505,470	1.29

Total common stocks (cost: $85,265,400)		104,782,450	89.99

Short-term securities - 9.86%	Principal amount (000)	Market value	Percent of net assets

Fannie Mae 4.10%-4.21% due 2/15/2008	$2,900	2,895,706	2.49
Hewlett-Packard Co. 3.02% due 3/26/2008 (3)	2,500	2,488,462	2.14
Procter & Gamble International Funding S.C.A. 4.47% due 2/14/2008 (3)	1,900	1,896,349	1.63
Estée Lauder Companies Inc. 4.00% due 2/5/2008 (3)	1,700	1,699,055	1.46
General Electric Capital Corp. 3.00% due 2/1/2008	1,600	1,599,867	1.37
Coca-Cola Co. 2.95% due 3/20/2008 (3)	600	597,591	.51
Lowe's Cos. Inc. 3.91% due 2/14/2008	300	299,543	.26

Total short-term securities (cost: $11,476,127)		11,476,573	9.86

Total investment securities (cost: $96,741,527)		116,259,023	99.85
Other assets less liabilities		175,867	.15

Net assets		$116,434,890	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $5,627,620.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,681,457, which represented 5.74% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Bond Portfolio, January 31, 2008                                                                                                                            unaudited

[begin pie chart]
Financials	24.78%
Industrials	4.39
Telecommunication Services	4.28
Consumer Discretionary	3.17
Utilities	3.05
Energy	1.01
Other corporate bonds & notes	2.17
Corporate bonds & notes	42.85%

Mortgage- and Asset-backed Obligations	26.45
Bonds & notes of U.S. government	15.10
Convertible securities	2.13
Preferred securities	7.53
Other	1.16
Short-term securities & other assets less liabilities	4.78
[end pie chart]

	Principal amount (000)	Market value	Percent of net assets

Bonds & notes - 85.55%

Corporate bonds & notes - 42.85%

Financials - 24.78%
Washington Mutual, Inc. 5.184% 2012 (1)	$650	$575,198
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (1) (2)	400	271,571
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (1) (2)	300	208,817
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated) (1) (2)	300	276,422	2.22%
Hospitality Properties Trust:
6.30% 2016	400	391,406
5.625% 2017	335	304,674
6.70%- 6.75% 2013-2018	415	417,004	1.85
Residential Capital Corp.:
6.598% 2009 (1)	500	345,000
7.875% 2010 (1)	220	144,100
General Motors Acceptance Corp.:
7.25% 2011	455	411,351
7.324% 2014 (1)	250	196,466	1.82
Ford Motor Credit Co.:
7.875% 2010	650	612,215
7.375% 2009	150	144,509	1.26
Development Bank of Singapore Ltd. 7.875% 2009 (2)	250	264,841
DBS Bank Ltd. 4.868% 2021 (1) (2)	250	233,764	.83
Resona Bank, Ltd. 5.85% (undated) (1) (2)	475	439,663	.73
Lincoln National Corp. 7.00% 2066 (1)	425	423,332	.70
Barclays Bank PLC 5.926% (undated) (1) (2)	395	368,274	.61
Standard Chartered PLC 6.409% (undated) (1) (2)	400	360,663	.60
TuranAlem Finance BV 8.50% 2015 (2)	400	356,520	.59
Lloyds TSB Group PLC 6.267% (undated) (1) (2)	400	354,308	.59
Abbey National PLC 6.70% (undated) (1)	250	246,252	.58
Santander Issuances, SA Unipersonal 5.805% 2016 (1) (2)	100	102,990
Royal Bank of Scotland Group PLC 6.99% (undated) (1) (2)	300	300,599	.50
Banco Santander-Chile 5.375% 2014 (2)	300	298,165	.50
Nationwide Financial Services, Inc. 6.75% 2067 (1)	335	283,693	.47
MBNA Global Capital Funding, Series B, 5.711% 2027 (1)	200	168,557
Bank of America Corp. 6.50% 2037	100	102,456	.45
Countrywide Financial Corp., Series B, 5.80% 2012	250	222,658	.37
Other securities		6,077,093	10.11
		14,902,561	24.78

Industrials - 4.39%
Continental Airlines, Inc.:
Series 2001-1, Class A-2, 6.503% 2011 (3)	385	379,785	1.23
6.903%- 7.707% 2016-2022 (3)	366	359,115
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2) (3)	302	313,485	.52
Other securities		1,585,627	2.64
		2,638,012	4.39

Telecommunication services - 4.28%
AT&T Wireless Services, Inc.:
8.125% 2012	500	568,938
7.875% 2011	100	110,085
AT&T Inc. 4.95%-5.50% 2013-2018	350	355,784
SBC Communications Inc. 5.625%-6.25% 2011-2016	375	392,685	2.37
Nextel Communications, Inc., Series E, 6.875% 2013	400	373,441	.62
Other securities		774,548	1.29
		2,575,481	4.28

Consumer discretionary - 3.17%
Federated Retail Holdings, Inc. 5.35%-6.375% 2012-2037	700	634,743	1.06
News America Inc. 6.65% 2037 (2)	300	305,569	.51
Other securities		963,075	1.60
		1,903,387	3.17

Utilities - 3.05%
Homer City Funding LLC 8.734% 2026 (3)	291	315,735	.53
Other securities		1,515,441	2.52
		1,831,176	3.05

Energy - 1.01%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (2) (3)	300	283,890	.47
Other securities		326,313	.54
		610,203	1.01

Information technology - 0.67%
Other securities	400	402,090	.67

Materials - 0.65%
Alcoa Inc. 5.55% 2017	300	292,651	.49
Other securities		99,072	.16
		391,723	.65

Other corporate bonds & notes - 0.85%
Other securities		511,157	.85

Total corporate bonds & notes		25,765,790	42.85

Mortgage- and asset-backed obligations (3) - 26.45%
Fannie Mae:
7.30% 2010	500	546,305
6.00% 2027	804	827,709
5.50% 2036	400	405,669
5.684% -12.033% 2011 -2041 (1)	1,532	1,606,829	5.63
Freddie Mac:
6.00% 2026	495	510,818
0% -8.75% 2008-2037	1,073	1,073,957	2.63
SBA CMBS Trust:
Series 2005-1, Class D, 6.219% 2035 (2) (4)	320	314,048
Series 2006-1A, Class D, 5.852% 2036 (2) (4)	300	285,930
5.314% 2036 (2)	200	201,066	1.33
Wells Fargo Mortgage-backed Securities Trust:
Series 2004-2, Class A-1, 5.00% 2019	511	509,380
5.25% 2033	189	189,972	1.16
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	325	327,664	.54
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (2)	325	322,754	.54
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.638% 2036 (1)	405	406,972	.68
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)	269	287,329	.48
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	286	286,223	.48
Bank of America Covered Bond Issuer 5.50% 2012 (2)	250	268,120	.45
Other securities		7,534,387	12.53
		15,905,132	26.45

Bonds & notes of U.S. government - 15.10%
U.S. Treasury:
3.00% 2012 (4) (5)	292	323,539
4.25% 2012	600	638,388
4.25% 2013	4,332	4,623,413
12.50% 2014	1,200	1,387,872
11.25% 2015	800	1,197,184
6.00% 2026	300	362,625
4.50% 2036	540	551,135	15.10
		9,084,156	15.10

Other - 1.15%
Other securities		694,220	1.15

Total bonds & notes (cost: $51,816,573)		51,449,298	85.55

	Shares or principal amount	Market value	Percent of net assets

Convertible securities - 2.13%

Financials - 2.13%
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037 (1) (2)	$1,000,000	917,400	1.53
Bank of America Corp., Series L, 7.25%, convertible preferred (6)	250	280,500	.47
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1	81,000	.13

Total convertible securities (cost: $1,232,472)		1,278,900	2.13

	Shares	Market value	Percent of net assets

Preferred securities - 7.53%

Financials - 7.53%
Fannie Mae, Series O, 7.00% (1) (2)	22,500	1,120,781	1.86%
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	10,000	233,500
Santander Finance Preferred S.A., Unipersonal, 6.50%	10,000	223,750	.76
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up (1) (2)	400,000	438,178	.73
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (2)	10,000	298,438	.50
MUFG Capital Finance 1 Ltd. 6.346% noncumulative (1)	300,000	286,482	.48
Freddie Mac, Series V, 5.57%	10,000	210,325	.35
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares (1) (2)	125,000	135,657	.22
Other securities		1,583,743	2.63

Total preferred securities (cost: $4,693,524)		4,530,854	7.53

		Market value	Percent of net assets

Common stocks - 0.01%

Industrials - 0.01%
Other securities		6,249	.01%

Total common stocks (cost: $6,930)		6,249	.01

	Principal amount (000)	Market value	Percent of net assets

Short-term securities - 3.65%

General Electric Capital Corp. 3.00% due 2/1/2008	$1,200	1,199,900	1.99
IBM International Group Capital LLC 3.02% due 2/21/2008 (2)	1,000	998,238	1.66

Total short-term securities (cost: $2,198,138)		2,198,138	3.65

Total investment securities (cost: $59,947,637)		59,463,439	98.87
Other assets less liabilities		679,539	1.13

Net assets		$60,142,978	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $16,849,785, which represented 28.02% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $3,262,948.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Security did not produce income during the last 12 months.

See Notes to Financial Statements

Financial statements		unaudited

Statement of assets and liabilities	Growth and Income Portfolio	Bond Portfolio
at January 31, 2008

Assets:
Investment securities at market (cost: $96,741,527 and $59,947,637, respectively)	$116,259,023	$59,463,439
Cash	86,285	138,706
Receivables for:
Sales of investments	169,708	355,828
Sales of fund's shares	4,468	12,860
Dividends and interest	85,404	773,583
Total assets	116,604,888	60,744,416

Liabilities:
Payables for:
Purchases of investments	79,669	553,236
Repurchases of fund's shares	15,000	-
Investment advisory services	44,104	22,642
Other fees and expenses	31,225	25,560
Total liabilities	169,998	601,438
Net assets at January 31, 2008	$116,434,890	$60,142,978

Net assets consist of:
Capital paid in on shares of beneficial interest	$96,263,568	$62,911,095
Undistributed (distributions in excess of) net investment income	355,501	(365,406)
Undistributed (accumulated) net realized gain (loss)	297,397	(1,920,236)
Net unrealized appreciation (depreciation)	19,518,424	(482,475)
Net assets at January 31, 2008	$116,434,890	$60,142,978

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized
Shares outstanding	7,554,986	3,804,015
Net asset value per share	$15.41	$15.81

See Notes to Financial Statements

Statement of operations
for the six months ended January 31, 2008
	Growth and Income Portfolio	Bond Portfolio

Investment income:
Income:
Dividends (net of non-U.S. taxes of $950 on Growth and Income Portfolio)	$981,827	$80,354
Interest	315,774	1,713,519
Total income	1,297,601	1,793,873

Fees and expenses:
Investment advisory services	303,848	149,932
Transfer agent services	342	281
Reports to shareholders	9,428	4,617
Registration statement and prospectus	19,411	18,789
Trustees' compensation	33,709	16,790
Trustees' travel expenses	8,504	4,195
Auditing	21,281	21,267
Legal	8,890	8,890
Custodian	741	475
Other	10,927	5,208
Total fees and expenses before waiver	417,081	230,444
Less waiver of fees and expenses:
Investment advisory services	30,385	14,993
Total fees and expenses after waiver	386,696	215,451
Net investment income	910,905	1,578,422

Net realized gain and unrealized
depreciation on investments and currency:
Net realized gain (loss) on:
Investments	1,182,550	134,286
Currency transactions	(560)	-
	1,181,990	134,286
Net unrealized (depreciation) appreciation on:
Investments	(3,645,743)	(40,899)
Currency translations	317	1,969
	(3,645,426)	(38,930)
Net realized gain and unrealized depreciation
on investments and currency	(2,463,436)	95,356
Net (decrease) increase in net assets resulting from operations	$(1,552,531)	$1,673,778

See Notes to Financial Statements

Statements of changes in net assets

Growth and Income Portfolio
	Six months ended January 31, 2008*	Year ended July 31, 2007

Operations:
Net investment income	$910,905	$2,050,173
Net realized gain on investments and currency transactions	1,181,990	3,722,183
Net unrealized (depreciation) appreciation on investments and currency translations	(3,645,426)	10,655,895
Net (decrease) increase in net assets resulting from operations	(1,552,531)	16,428,251

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,096,980)	(1,926,472)

Distributions from net realized gain on investments	(2,749,537)	(5,358,259)
Total dividends and distributions paid to shareholders	(3,846,517)	(7,284,731)

Net capital share transactions	3,053,439	5,703,059

Total (decrease) increase in net assets	(2,345,609)	14,846,579

Net assets:
Beginning of period	118,780,499	103,933,920
End of period (including undistributed net investment
income: $355,501 and $541,576, respectively)	$116,434,890	$118,780,499

Statements of changes in net assets

Bond Portfolio
	Six months ended January 31, 2008*	Year ended July 31, 2007

Operations:
Net investment income	$1,578,422	$3,101,259
Net realized gain (loss) on investments and currency transactions	134,286	(858,765)
Net unrealized (depreciation) appreciation on investments and currency translations	(38,930)	653,108
Net increase in net assets resulting from operations	1,673,778	2,895,602

Dividends paid to shareholders from net investment income	(1,704,890)	(3,461,418)

Net capital share transactions	359,322	160,696

Total increase (decrease) in net assets	328,210	(405,120)

Net assets:
Beginning of period	59,814,768	60,219,888
End of period (including distributions in excess of
net investment income: $(365,406) and $(238,938), respectively)	$60,142,978	$59,814,768

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization – Endowments  (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the “funds”).  Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.  Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the trust's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2008, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Growth and Income Portfolio	Bond Portfolio
Undistributed ordinary income	$ 541,576		$ 335,505
Undistributed long-term capital gain	1,864,944		-
Capital loss carryforwards*:
Expiring 2011	-	$(197,715)
Expiring 2014	-	(345,750)
Expiring 2015	-	(1,278,462)	(1,821,927)
Post-October capital loss deferrals (realized during the period November 1, 2006, through July 31, 2007)†	-		(194,669)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates.  The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of January 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Growth and Income Portfolio	Bond Portfolio
Gross unrealized appreciation on investment securities	$24,562,012	$773,601
Gross unrealized depreciation on investment securities	(5,044,516)	(1,921,698)
Net unrealized appreciation (depreciation) on investment securities	19,517,496	(1,148,097)
Cost of investment securities	96,741,527	60,611,536

For the six months ended January 31, 2008, Growth and Income Portfolio made distributions from realized short-term capital gains in the amount of $293,284 and from realized long-term capital gains in the amount of $2,456,253. Dividends from net investment income reported in the financial statements are the same for federal income tax purposes. Net investment income and realized short-term capital gain distributions are treated as ordinary income for tax purposes.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the funds’ transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the funds’ shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily.  These fees are based on an annual rate of 0.50% on the first $150 million of each fund’s daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of each fund. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the six months ended January 31, 2008, no such fee reductions were required, but CRMC is voluntarily waiving 10% of investment advisory services fees. During the six months ended January 31, 2008, total investment advisory services fees waived by CRMC were $30,385 and $14,993 for Growth and Income Portfolio and Bond Portfolio, respectively.  As a result, the fees shown on the accompanying financial statements of $303,848 and $149,932, for Growth and Income Portfolio and Bond Portfolio, respectively, were both reduced to an annualized rate of 0.450% of average daily net assets.

Transfer agent services – The funds have a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping and communications.

Distribution services – The trust has a principal underwriting agreement with AFD.  AFD does not receive compensation for any sales of the funds’ shares.

Affiliated officers and trustees – Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

5. Capital share transactions

Capital share transactions in the funds were as follows:

	Sales		Reinvestments of dividends and distributions		Repurchases		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2008
Growth and Income Portfolio	$5,521,039	337,308	$3,630,974	225,587	$(6,098,574)	(367,126)	$3,053,439	195,769
Bond Portfolio	2,447,659	155,299	1,468,873	94,176	(3,557,210)	(225,421)	359,322	24,054

Year ended July 31, 2007
Growth and Income Portfolio	$8,589,212	537,803	$6,779,377	439,467	$(9,665,530)	(614,420)	$5,703,059	362,850
Bond Portfolio	5,463,992	339,642	2,955,455	184,546	(8,258,751)	(511,423)	160,696	12,765

6. Investment transactions

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities, excluding short-term securities, of $11,026,212 and $19,800,599, and sales of investment securities, excluding short-term securities, of $7,768,801 and $18,008,492, respectively, during the six months ended January 31, 2008.

Financial highlights (1)

			(Loss) Income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (3)		Ratio of net income to average net assets (3)
Growth and Income Portfolio
Six months ended 1/31/2008	(4)	$16.14	$.13	$(.33)	$(.20)	$(.15)	$(.38)	$(.53)	$15.41	(1.40)%	$116.69%	(5)	.64%	(5)	1.50%	(5)
Year ended 7/31/2007		14.86	.29	2.03	2.32	(.27)	(.77)	(1.04)	16.14	16.02	119.69		.64		1.81
Year ended 7/31/2006		14.95	.23	.44	.67	(.23)	(.53)	(.76)	14.86	4.61	104.71		.66		1.56
Year ended 7/31/2005		14.10	.24	1.20	1.44	(.21)	(.38)	(.59)	14.95	10.33	106.69		.66		1.60
Year ended 7/31/2004		12.57	.20	1.53	1.73	(.20)	-	(.20)	14.10	13.81	90.64		.64		1.43
Year ended 7/31/2003		11.61	.22	.94	1.16	(.20)	-	(.20)	12.57	10.18	76.68		.68		1.88

			Income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (3)		Ratio of net income to average net assets (3)
Bond Portfolio
Six months ended 1/31/2008	(4)	$15.82	$.42	$.03	$.45	$(.46)	$-	$(.46)	$15.81	2.87%	$60	.77%	(5)	.72%	(5)	5.26%	(5)
Year ended 7/31/2007		15.99	.83	(.07)	.76	(.93)	-	(.93)	15.82	4.81	60	.76		.71		5.12
Year ended 7/31/2006		16.62	.81	(.50)	.31	(.94)	-	(.94)	15.99	1.94	60	.79		.74		5.00
Year ended 7/31/2005		16.72	.78	.05	.83	(.93)	-	(.93)	16.62	5.07	65	.74		.71		4.61
Year ended 7/31/2004		16.57	.83	.22	1.05	(.90)	-	(.90)	16.72	6.37	59	.70		.70		4.93
Year ended 7/31/2003		15.93	.89	.77	1.66	(1.02)	-	(1.02)	16.57	10.64	59	.71		.71		5.38

	Six months ended January 31,	Year ended July 31
Portfolio turnover rate	2008(4)	2007	2006	2005	2004	2003

Growth and Income Portfolio	7%	24%	25%	31%	32%	29%

Bond Portfolio	31%	52%	62%	51%	36%	25%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the funds, you incur certain ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007, through January 31, 2008).

Actual expenses:

The first line for each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line for each fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

	Beginning account value 8/1/2007	Ending account value 1/31/2008	Expenses paid during period*	Annualized expense ratio

Growth and Income Portfolio -- actual return	$1,000.00	$986.02	$3.19	.64%
Growth and Income Portfolio -- assumed 5% return	1,000.00	1,021.92	3.25	.64
Bond Portfolio -- actual return	1,000.00	1,028.73	3.67	.72
Bond Portfolio -- assumed 5% return	1,000.00	1,021.52	3.66	.72

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

For more information about any of the American Funds, please ask your investment professional for a prospectus.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the Endowments website at americanfunds.com/endowments and on the SEC website.

A complete January 31, 2008, portfolio of Endowments’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Endowments files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Endowments, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

[logo - Capital Research and ManagementSM]

Office of the trust
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
Institutional Investment Services/HOST
P.O. Box 25065
Santa Ana, CA 92799-5965

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

The Capital Group Companies

Capital International         Capital Guardian           Capital Research and Management           Capital Bank and Trust         American Funds

Lit. No. MFGESR-985-0308P

Litho in USA REG/PL/9141-S10585

© 2008 ENDOWMENTS

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – Capital Research and ManagementSM]

Endowments, Growth and Income PortfolioSM
Investment portfolio

January 31, 2008		unaudited

Common stocks — 89.99%	Shares	Market value

INFORMATION TECHNOLOGY — 19.39%
Microsoft Corp.	135,000	$ 4,401,000
Nokia Corp. (ADR)	105,000	3,879,750
Oracle Corp.[1]	145,000	2,979,750
International Business Machines Corp.	20,000	2,146,800
Cisco Systems, Inc.[1]	76,000	1,862,000
Intel Corp.	64,000	1,356,800
QUALCOMM Inc.	30,000	1,272,600
Google Inc., Class A1	1,700	959,310
Texas Instruments Inc.	28,000	866,040
Motorola, Inc.	67,000	772,510
Hewlett-Packard Co.	15,000	656,250
Analog Devices, Inc.	20,000	567,200
EMC Corp.[1]	28,000	444,360
Linear Technology Corp.	15,000	415,050
		22,579,420

CONSUMER STAPLES — 15.68%
Wal-Mart Stores, Inc.	75,000	3,816,000
Altria Group, Inc.	46,500	3,525,630
Walgreen Co.	69,000	2,422,590
PepsiCo, Inc.	32,000	2,182,080
Bunge Ltd.	14,000	1,658,580
L’Oréal SA2	9,000	1,111,581
Coca-Cola Co.	17,000	1,005,890
Avon Products, Inc.	26,500	928,030
WD-40 Co.	26,000	877,760
Kraft Foods Inc., Class A	25,000	731,500
		18,259,641

HEALTH CARE — 12.22%
Novo Nordisk A/S, Class B2	27,000	1,694,791
Eli Lilly and Co.	30,000	1,545,600
Pfizer Inc	62,000	1,450,180
Roche Holding AG2	8,000	1,445,819
UnitedHealth Group Inc.[1]	25,000	1,271,000
Johnson & Johnson	20,000	1,265,200
Medtronic, Inc.	25,000	1,164,250
Merck & Co., Inc.	25,000	1,157,000
Becton, Dickinson and Co.	11,000	951,830
Bristol-Myers Squibb Co.	33,000	765,270
Stryker Corp.	8,000	535,760
Wyeth	13,000	517,400
Amgen Inc.[1]	10,000	465,900
		14,230,000

FINANCIALS — 11.45%
Berkshire Hathaway Inc., Class A1	20	2,720,000
Wells Fargo & Co.	60,000	2,040,600
Fannie Mae	38,500	1,303,610
American International Group, Inc.	21,000	1,158,360
Wachovia Corp.	28,000	1,090,040
Bank of America Corp.	22,000	975,700
Marsh & McLennan Companies, Inc.	25,000	690,000
Chubb Corp.	12,000	621,480
Allstate Corp.	12,000	591,240
Citigroup Inc.	20,000	564,400
Lincoln National Corp.	10,000	543,600
Comerica Inc.	12,000	523,440
U.S. Bancorp	15,000	509,250
		13,331,720

INDUSTRIALS — 9.20%
General Electric Co.	76,000	2,691,160
FedEx Corp.	17,000	1,589,160
United Parcel Service, Inc., Class B	20,000	1,463,200
Caterpillar Inc.	20,000	1,422,800
Northrop Grumman Corp.	15,000	1,190,400
Lockheed Martin Corp.	10,000	1,079,200
Avery Dennison Corp.	15,000	777,300
Illinois Tool Works Inc.	10,000	504,000
		10,717,220

CONSUMER DISCRETIONARY — 8.41%
Target Corp.	35,000	1,945,300
Time Warner Inc.	94,000	1,479,560
Lowe’s Companies, Inc.	54,000	1,427,760
Walt Disney Co.	30,000	897,900
Vivendi SA2	22,000	884,178
Carnival Corp., units	17,000	756,330
Kohl’s Corp.[1]	16,000	730,240
News Corp., Class A	30,000	567,000
Idearc Inc.	26,000	422,760
Gannett Co., Inc.	10,000	370,000
Home Depot, Inc.	10,000	306,700
		9,787,728

ENERGY — 8.22%
Exxon Mobil Corp.	44,000	3,801,600
Chevron Corp.	22,000	1,859,000
ConocoPhillips	23,000	1,847,360
Schlumberger Ltd.	20,000	1,509,200
Royal Dutch Shell PLC, Class B (ADR)	8,000	553,200
		9,570,360

TELECOMMUNICATION SERVICES — 2.08%
Verizon Communications Inc.	25,000	971,000
AT&T Inc.	15,000	577,350
Vodafone Group PLC[2]	140,000	491,251
Sprint Nextel Corp., Series 1	36,000	379,080
		2,418,681

MATERIALS — 2.05%
Air Products and Chemicals, Inc.	13,000	1,170,260
Alcoa Inc.	22,000	728,200
International Paper Co.	15,000	483,750
		2,382,210

MISCELLANEOUS — 1.29%
Other common stocks in initial period of acquisition		1,505,470

Total common stocks (cost: $85,265,400)		104,782,450

Short-term securities — 9.86%	Principal amount (000)

Fannie Mae 4.10%–4.21% due 2/15/2008	$2,900	2,895,706
Hewlett-Packard Co. 3.02% due 3/26/2008[3]	2,500	2,488,462
Procter & Gamble International Funding S.C.A. 4.47% due 2/14/2008[3]	1,900	1,896,349
Estée Lauder Companies Inc. 4.00% due 2/5/2008[3]	1,700	1,699,055
General Electric Capital Corp. 3.00% due 2/1/2008	1,600	1,599,867
Coca-Cola Co. 2.95% due 3/20/2008[3]	600	597,591
Lowe’s Cos. Inc. 3.91% due 2/14/2008	300	299,543

Total short-term securities (cost: $11,476,127)		11,476,573

Total investment securities (cost: $96,741,527)		116,259,023
Other assets less liabilities		175,867

Net assets		$116,434,890

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Security did not produce income during the last 12 months.
[2]Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,627,620.

[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,681,457, which represented 5.74% of the net assets of the fund.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

January 31, 2008		unaudited

Bonds & notes — 85.55%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 42.85%
Financials — 24.78%
Washington Mutual, Inc. 5.184% 2012[1]	$650	$575,198
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	400	271,571
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	300	208,817
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,2]	300	276,422
Hospitality Properties Trust 6.75% 2013	215	224,333
Hospitality Properties Trust 6.30% 2016	400	391,406
Hospitality Properties Trust 5.625% 2017	335	304,674
Hospitality Properties Trust 6.70% 2018	200	192,671
Residential Capital Corp. 6.598% 2009[1]	500	345,000
Residential Capital Corp. 7.875% 2010[1]	220	144,100
General Motors Acceptance Corp. 7.25% 2011	455	411,351
General Motors Acceptance Corp. 7.324% 2014[1]	250	196,466
Ford Motor Credit Co. 7.375% 2009	150	144,509
Ford Motor Credit Co. 7.875% 2010	650	612,215
Barclays Bank PLC 5.926% (undated)[1,2]	395	368,274
Barclays Bank PLC 7.434% (undated)[1,2]	200	209,559
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	264,841
DBS Bank Ltd. 4.868% 2021[1,2]	250	233,764
American General Finance Corp., Series I, 5.40% 2015	250	236,275
ILFC E-Capital Trust II 6.25% 2065[1,2]	255	245,614
TuranAlem Finance BV 8.50% 2015[2]	400	356,520
TuranAlem Finance BV 8.25% 2037[2]	100	87,750
Resona Bank, Ltd. 5.85% (undated)[1,2]	475	439,663
Lincoln National Corp. 7.00% 2066[1]	425	423,332
Simon Property Group, LP 4.875% 2010	125	125,743
Simon Property Group, LP 5.60% 2011	250	251,846
Standard Chartered PLC 6.409% (undated)[1,2]	400	360,663
Lloyds TSB Group PLC 6.267% (undated)[1,2]	400	354,308
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	102,990
Abbey National PLC 6.70% (undated)[1]	250	246,252
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	300	300,599
Banco Santander-Chile 5.375% 2014[2]	300	298,165
Nationwide Financial Services, Inc. 6.75% 2067[1]	335	283,693
MBNA Global Capital Funding, Series B, 5.711% 2027[1]	200	168,557
Bank of America Corp. 6.50% 2037	100	102,456
CNA Financial Corp. 6.50% 2016	250	255,841
Wachovia Bank NA 6.60% 2038	250	249,128
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	247,185
Countrywide Financial Corp., Series B, 5.80% 2012	250	222,658
State Street Capital Trust IV 5.991% 2077[1]	250	206,843
UniCredito Italiano SpA 5.584% 2017[1,2]	200	204,251
BNP Paribas 7.195% (undated)[1,2]	200	193,309
Kimco Realty Corp., Series C, 4.82% 2014	200	189,292
QBE Capital Funding II LP 6.797% (undated)[1,2]	200	188,639
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	186,031
SLM Corp., Series A, 4.50% 2010	200	184,254
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	200	184,177
Capmark Financial Group, Inc. 5.875% 2012[2]	250	183,058
CIT Group Inc. 6.10% 2067[1]	250	178,178
Capital One Capital III 7.686% 2036[1]	231	175,262
American Express Co. 6.15% 2017	150	155,146
Chubb Corp. 6.375% 2037[1]	150	148,083
HSBC Holdings PLC 6.50% 2037	150	147,375
Northern Rock PLC 6.594% (undated)[1,2,4]	200	140,000
Catlin Insurance Ltd. 7.249% (undated)[1,2]	150	134,825
United Dominion Realty Trust, Inc. 6.50% 2009	125	128,319
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	127,639
AXA SA 6.379% (undated)[1,2]	150	126,753
Downey Financial Corp. 6.50% 2014	150	126,565
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	124,897
ORIX Corp. 5.48% 2011	125	124,137
Allstate Corp., Series A, 6.50% 2067[1]	125	114,263
Fifth Third Capital Trust IV 6.50% 2067[1]	125	108,451
Citigroup Capital XXI 8.30% 2057[1]	100	108,117
Nationwide Mutual Insurance Co. 7.875% 2033[2]	85	97,340
JPMorgan Chase Capital XX, Series T, 6.55% 2066	100	91,848
Credit Agricole SA 6.637% (undated)[1,2]	100	91,100
		14,902,561

Industrials — 4.39%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	379,785
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	119	113,540
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	70	64,750
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	177	180,825
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	268,308
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	159,322
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	200	201,816
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	132	136,320
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	302	313,485
Canadian National Railway Co. 6.375% 2037	200	203,964
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	203	200,694
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3,4]	146	138,991
USG Corp. 6.30% 2016	125	110,931
CSX Corp. 5.75% 2013	100	103,088
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	58	62,193
		2,638,012

Telecommunication services — 4.28%
SBC Communications Inc. 6.25% 2011	250	265,072
AT&T Wireless Services, Inc. 7.875% 2011	100	110,085
AT&T Wireless Services, Inc. 8.125% 2012	500	568,938
AT&T Inc. 4.95% 2013	200	204,996
SBC Communications Inc. 5.625% 2016	125	127,613
AT&T Inc. 5.50% 2018	150	150,788
Nextel Communications, Inc., Series E, 6.875% 2013	400	373,441
Sprint Capital Corp. 8.75% 2032	150	147,509
France Télécom 7.75% 2011[1]	250	272,445
Embarq Corp. 6.738% 2013	250	256,763
Telecom Italia Capital SA 5.25% 2015	100	97,831
		2,575,481

CORPORATE BONDS & NOTES
Consumer discretionary — 3.17%
Federated Retail Holdings, Inc. 5.35% 2012	150	146,032
Federated Retail Holdings, Inc. 5.90% 2016	300	280,104
Federated Retail Holdings, Inc. 6.375% 2037	250	208,607
News America Inc. 6.65% 2037[2]	300	305,569
D.R. Horton, Inc. 5.25% 2015	300	253,500
Tele-Communications, Inc. 9.80% 2012	215	250,086
Ryland Group, Inc. 5.375% 2012	250	230,299
Seminole Tribe of Florida 5.798% 2013[2,3]	120	125,833
Toll Brothers, Inc. 5.15% 2015	90	81,073
Centex Corp. 6.50% 2016	25	22,284
		1,903,387

Utilities — 3.05%
Midwest Generation, LLC, Series B, 8.56% 2016[3]	83	89,845
Homer City Funding LLC 8.734% 2026[3]	291	315,735
Reliant Energy Resources Corp. 7.75% 2011	250	271,781
AES Ironwood, LLC 8.857% 2025[3]	220	239,793
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	224,291
FPL Energy National Wind, LLC 5.608% 2024[2,3]	213	215,740
Constellation Energy Group, Inc. 6.125% 2009	200	205,355
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	143,839
PSEG Power LLC 3.75% 2009	125	124,797
		1,831,176

Energy — 1.01%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	300	283,890
TransCanada PipeLines Ltd. 6.35% 2067[1]	150	139,912
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	105	104,946
Qatar Petroleum 5.579% 2011[2,3]	78	81,455
		610,203

Information technology — 0.67%
Jabil Circuit, Inc. 8.25% 2018[2]	250	245,625
National Semiconductor Corp. 6.15% 2012	150	156,465
		402,090

Materials — 0.65%
Alcoa Inc. 5.55% 2017	300	292,651
Stora Enso Oyj 7.25% 2036[2]	100	99,072
		391,723

Consumer staples — 0.44%
Kroger Co. 6.40% 2017	150	159,733
Tyson Foods, Inc. 6.85% 2016[1]	105	105,603
		265,336

Health care — 0.41%
UnitedHealth Group Inc. 6.00% 2017[2]	150	152,510
Cardinal Health, Inc. 4.00% 2015	100	93,311
		245,821

Total corporate bonds & notes		25,765,790

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3] — 26.45%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$500	$546,305
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	267,710
Fannie Mae 6.00% 2021	20	20,552
Fannie Mae, Series 2001-4, Class GA, 10.242% 2025[1]	28	31,824
Fannie Mae 6.00% 2026	105	108,256
Fannie Mae 6.00% 2027	804	827,709
Fannie Mae 7.50% 2031	6	6,996
Fannie Mae, Series 2001-20, Class C, 12.033% 2031[1]	22	25,606
Fannie Mae 5.50% 2036	400	405,669
Fannie Mae 5.684% 2037[1]	252	257,878
Fannie Mae 6.50% 2037	141	145,765
Fannie Mae 7.00% 2037	241	252,215
Fannie Mae 7.00% 2037	236	246,085
Fannie Mae 7.00% 2037	212	223,607
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	19	20,335
Freddie Mac 8.75% 2008	—	170
Freddie Mac 6.00% 2026	495	510,818
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	113	88,146
Freddie Mac, Series 3257, Class PA, 5.50% 2036	239	246,356
Freddie Mac, Series 3318, Class JT, 5.50% 2037	244	249,113
Freddie Mac 6.00% 2037	239	245,587
Freddie Mac 6.00% 2037	238	244,585
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,4]	320	314,048
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	200	201,066
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2,4]	300	285,930
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	511	509,380
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	189	189,972
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	182	170,796
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.662% 2035[1]	118	111,922
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	163	160,618
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	105	105,128
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	325	327,664
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	190	199,287
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	199,766
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	322,754
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.323% 2030[1]	250	253,064
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.323% 2030[1]	250	253,124
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[4]	255	255,041
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1,4]	125	126,591
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	46	45,947
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,4]	200	185,640
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,4]	250	224,400
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.638% 2036[1]	405	406,972
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	117	116,598
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	239	242,783
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	269	287,329
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	286	286,223
Bank of America Covered Bond Issuer 5.50% 2012[2]	250	268,120
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	250	267,799
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	260,410
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	260,025
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	249,429
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	248,411
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012[4]	250	247,625
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	241	244,880
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011[4]	250	243,600
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	243	241,336
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	210	208,893
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	198	201,271
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	200,818
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[4]	192	190,645
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	181	177,602
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	157	157,992
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	150	153,401
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	152,508
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 4.386% 2037[1,4]	189	142,518
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	130,059
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	123	129,365
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	116	117,181
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 3.636% 2045[1]	117	110,155
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.959% 2037[1]	96	96,949
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 3.636% 2035[1]	86	80,810
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	70	71,109
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[1]	72	69,665
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	71	68,769
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 4.734% 2045[1]	71	68,229
Government National Mortgage Assn. 8.50% 2008	—	120
Government National Mortgage Assn. 10.00% 2020	37	44,331
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.507% 2027[1,2]	35	35,051
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	13	12,726
		15,905,132

BONDS & NOTES OF U.S. GOVERNMENT — 15.10%
U.S. Treasury 3.00% 2012[4,5]	292	323,539
U.S. Treasury 4.25% 2012	600	638,388
U.S. Treasury 4.25% 2013	4,332	4,623,413
U.S. Treasury 12.50% 2014	1,200	1,387,872
U.S. Treasury 11.25% 2015	800	1,197,184
U.S. Treasury 6.00% 2026	300	362,625
U.S. Treasury 4.50% 2036	540	551,135
		9,084,156

MUNICIPALS — 0.68%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025[4]	161	159,510
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	125	128,252
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	80	82,130
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	40	39,458
		409,350

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.47%
Israeli Government 7.50% 2014[4]	ILS935	284,870

Total bonds & notes (cost: $51,816,573)		51,449,298

		unaudited

Convertible securities — 2.13%	Shares or principal amount	Market value

FINANCIALS — 2.13%
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037[1,2]	$1,000,000	$ 917,400
Bank of America Corp., Series L, 7.25%, convertible preferred[6]	250	280,500
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1	81,000

Total convertible securities (cost: $1,232,472)		1,278,900

Preferred securities — 7.53%	Shares

FINANCIALS — 7.53%
Fannie Mae, Series O, 7.00%[1,2]	22,500	1,120,781
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	10,000	233,500
Santander Finance Preferred S.A., Unipersonal, 6.50%	10,000	223,750
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	400,000	438,178
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	298,438
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	300,000	286,482
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	10,000	246,200
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	231,684
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	150,000	162,625
BNP Paribas 5.186% noncumulative[1,2]	55,000	50,017
Freddie Mac, Series V, 5.57%	10,000	210,325
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	250,000	201,172
Wachovia Capital Trust III 5.80%[1]	250,000	197,632
ING Capital Funding Trust III 8.439% noncumulative[1]	170,000	183,402
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	160,000	162,001
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	150,000	149,010
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	135,657

Total preferred securities (cost: $4,693,524)		4,530,854

Common stocks — 0.01%

INDUSTRIALS — 0.01%
Northwest Airlines Corp.[6]	334	6,249

Total common stocks (cost: $6,930)		6,249

Short-term securities — 3.65%	Principal amount (000)

General Electric Capital Corp. 3.00% due 2/1/2008	$1,200	1,199,900
IBM International Group Capital LLC 3.02% due 2/21/2008[2]	1,000	998,238

Total short-term securities (cost: $2,198,138)		2,198,138

Total investment securities (cost: $59,947,637)		59,463,439
Other assets less liabilities		679,539

Net assets		$60,142,978

 unaudited

[1]Coupon rate may change periodically.

[2]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,849,785, which represented 28.02% of the net assets of the fund.

[3]Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,262,948.
[5]Index-linked bond whose principal amount moves with a government retail price index.
[6]Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

MFGEFP-985-0308O-S10869

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a committee on governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee on governance.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: April 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: April 9, 2008

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: April 9, 2008